Business Acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Purchase price:
Cash used in acquisitions, net of cash acquired	$ 572.7	$ 195.7	$ 68.7
Excess purchase price to be allocated as follows:
Goodwill	11,145.5	10,830.9	$ 10,724.1
Acquired various solid waste businesses [Member]
Purchase price:
Cash used in acquisitions, net of cash acquired	572.7	195.7
Contingent consideration	70.6	0.0
Holdbacks	5.1	25.4
Fair value, future guaranteed payments	0.0	6.8
Fair value, future minimum lease payments	1.5	25.2
Total	649.9	253.1
Allocated as follows:
Accounts receivable	39.2	8.5
Restricted cash	0.0	16.8
Landfill airspace	173.1	26.6
Property and equipment	158.4	76.1
Other assets	1.8	5.6
Accounts payable	(7.1)	0.0
Future service obligations	0.0	(11.0)
Environmental remediation liabilities	(5.3)	0.0
Closure and post-closure liabilities	(27.0)	(3.2)
Other liabilities	(10.3)	(21.8)
Fair value of tangible assets acquired and liabilities assumed	322.8	97.6
Excess purchase price to be allocated	327.1	155.5
Excess purchase price to be allocated as follows:
Other intangible assets	14.8	46.8
Goodwill	312.3	108.7
Total allocated	$ 327.1	$ 155.5